Note 5 - Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss							$ 57,515,000
Goodwill, Impairment Loss			0	0		0	0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years				15 years
Amortization of Intangible Assets	13,317,000	6,735,000	8,878,000	22,376,000		27,100,000	28,578,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		53,266,000	53,266,000		53,266,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two		53,266,000	53,266,000		53,266,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three		53,266,000	53,266,000		53,266,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four		53,266,000	53,266,000		53,266,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five		53,266,000	53,266,000		53,266,000
Impairment of Intangible Assets, Finite-lived							46,438,000
Indefinite-Lived Trade Names	$ 70,937,000	$ 70,913,000	$ 70,913,000		$ 70,913,000
Customer Relationships [Member] | Minimum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years				8 years
Customer Relationships [Member] | Maximum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years				20 years
Customer Relationships [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	16 years				16 years
Developed Technology Rights [Member] | Minimum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years				7 years
Developed Technology Rights [Member] | Maximum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years				10 years
Developed Technology Rights [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years				10 years